Derivative Instruments and Hedging Activities - Additional Information (Detail)		1 Months Ended	9 Months Ended
	Jun. 01, 2016 USD ($) vessel	Jan. 31, 2014 shares	Sep. 30, 2017 USD ($) shares	Sep. 25, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Stock purchase warrants			$ 44,479,000		$ 11,754,000
Number of shares available through exercise of stock purchase warrant | shares		1,500,000.0	1,500,000
Time-charter Swap Agreement
Time-charter Swap
Percent of required need	55.00%
Daily payments received	$ 27,776
Brokerage fee percent	1.25%
Deduction from daily payments made, less than	$ 500
Term of contract	11 years
Counterparty option	2 months		2 months
Interest Rate Swaps, Cross Currency Swaps Agreement and Foreign Currency Forward Contracts
Time-charter Swap
Fair value asset of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement			$ 11,300,000
Fair value liability of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement			85,800,000
Restricted cash			14,200,000
Interest Rate Swaps
Time-charter Swap
Amounts In AOCI to be recognized in next 12 months			800,000
Recurring | Level 3 | Reported Value Measurement | Time-charter Swap Agreement
Time-charter Swap
Agreements			0		$ 208,000
Derivative liability			$ 100,000
Teekay Tankers | Time-charter Swap Agreement
Time-charter Swap
Number of vessel-equivalents | vessel	2
Stock purchase warrants | Brookfield
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares			14,500,000
Series D Warrant
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares			1,755,000
Series D Warrant | Teekay Offshore
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares			1,755,000
Series D Warrant | Teekay Offshore
Derivative [Line Items]
Stock purchase warrants			$ 1,600,000	$ 1,900,000
Brookfield Transaction | Stock purchase warrants
Derivative [Line Items]
Stock purchase warrants				34,700,000
Brookfield Transaction | Stock purchase warrants | Teekay Offshore
Derivative [Line Items]
Stock purchase warrants			$ 30,500,000	$ 34,700,000